S000034097 [Member] Annual Fund Operating Expenses - Loomis Sayles Senior Floating Rate and Fixed Income Fund	Nov. 30, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	March 31, 2027
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	1.07%
Fee Waiver or Reimbursement	0.08%	[2],[3]
Net Expenses (as a percentage of Assets)	0.99%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	1.82%
Fee Waiver or Reimbursement	0.08%	[2],[3]
Net Expenses (as a percentage of Assets)	1.74%
Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.22%	[1]
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	0.08%	[2],[3]
Net Expenses (as a percentage of Assets)	0.74%
Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%	[1]
Expenses (as a percentage of Assets)	0.77%
Fee Waiver or Reimbursement	0.08%	[2],[3]
Net Expenses (as a percentage of Assets)	0.69%

[1]	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]
Natixis Advisors, LLC (“Natixis Advisors”) has given a binding contractual undertaking to the Fund to reimburse any and all transfer agency expenses for Class N shares. This undertaking is in effect through March 31, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees.
[3]	Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.98%, 1.73%, 0.68% and 0.73% of the Fund’s average daily net assets for Class A, C, N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through March 31, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.